Dividends (Details) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Dividends
Quarterly cash dividend distribution percentage	25.00%
Dividend payable			¥ 0	¥ 0
Cash dividend declared			1,440,194,000	3,257,607,000	¥ 2,546,165,000
With respect to fiscal year 2017
Dividends
Cash dividend declared				¥ 2,656,000,000
With respect to fiscal year 2018
Dividends
Cash dividend declared		$ 223.7	¥ 1,538,300,000